SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 7: Subsequent Events

On July 3, 2013 the Company issued 26,563 shares of common stock to a warrant holder upon the exercise of its warrant.  The fair market value was $0.64.  The exercise was by means of a cashless conversion of 50,000 warrants.

On August 1, 2013, we entered into an agreement to initially license and, with an additional closing payment fully acquire from 3M Company and 3M Innovative Properties Company (“3M”), certain intellectual property and assets relating to 3M’s Taper Dry Powder Inhaler (DPI) technology under development for the treatment of asthma and chronic obstructive pulmonary disease (“COPD”).  The intellectual property includes patents, patent applications and other intellectual property relating to the Taper assets.  The Taper DPI inhaler was being developed by 3M to compete with other dry powder inhalers such as GlaxoSmithKline’s (“GSK”) Advair Diskus®.

Pursuant to the terms of the agreement, we made an initial non-refundable payment to 3M of $3 million and obtained an exclusive worldwide license to the assets and intellectual property in all indications in the dry powder inhalation field.  Upon a subsequent closing payment by Adamis of an additional $7 million before December 31, 2013, and satisfaction of other customary closing conditions, ownership of the assets and intellectual property will be transferred to the Company, with the Company granting back to 3M a license to the intellectual property assets outside of the dry powder inhalation field.

Under the agreement, if we have not made the closing payment and the closing has not occurred by December 15, 2013, then 3M may in its discretion elect to accept payment of the closing payment by delivery of a number of shares of our common stock equal to $14,000,000 divided by the average of the closing prices of the common stock for the 30 trading days preceding the business day before the closing date.

If the closing does not occur by December 31, 2013, then the exclusive license converts to a non-exclusive license, and 3M can license, transfer, assign or otherwise enter into any transaction involving the assets with any third party.  If after December 31, 2013, 3M sells or enters into an agreement with a third party to sell or exclusively license in any territory any of the assets, then 3M may terminate the agreement with us.  If before June 30, 2014, 3M has not entered into such an agreement with a third party and the Company tenders the closing payment in cash plus a premium of $1,000,000, and the other closing conditions are satisfied or waived, then the assets will be transferred to the Company with the same effect as if the closing had occurred before December 31, 2013.  If the closing does not occur by June 30, 2014, 3M may terminate the agreement.  The agreement includes other customary provisions including representations and warranties, warranty disclaimers and indemnification provisions.

NOTE 15:	SUBSEQUENT EVENTS

On April 5, 2013, the Company issued convertible promissory notes in the principal amount of $575,000 to private investors, and received gross proceeds of $575,000, excluding transaction costs and expenses. Interest on the outstanding principal balance of the note accrues at a rate of 12% per annum compounded monthly. All principal and interest on the note is due and payable on October 5, 2013. At any time on or before the maturity date, the investor has the right to convert part or all of the principal and interest owed under the note into common stock at a conversion price equal to $0.50 per share (subject to adjustment for stock dividends, stock splits, reverse stock splits, reclassifications or other similar events affecting the number of outstanding shares of common stock).  The conversion price is also subject to price anti-dilution adjustments. On June 28, 2013, the investors exercised their conversion features to convert a portion of the notes into shares of the Company's common stock.  A total of 208,000 shares were issued in the conversion of $104,000 of principal. The balance of the notes was paid from the net proceeds of the June 2013 private placement transaction described below.

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options with a strike price of $0.19 and received 68,054 shares of common stock.

On June 21, 2013 the Company converted a warrant for a total of 145,800 shares. The strike prices was $.20 and the warrant was exercised by means of a cashless conversion with a value of $94,770.

On June 26, 2013, we completed a private placement financing transaction pursuant to which we issued the Secured Notes and common stock purchase warrants to purchase up to 13,004,316 shares of common stock, to a small number of institutional investors and received gross cash proceeds of $5,300,000, excluding transactions costs, fees and expenses.  The Secured Notes have an aggregate principal amount of $6,502,158, including $613,271 of principal amount resulting in the exchange of an outstanding convertible note for the Secured Notes and warrants.  The maturity date of the Secured Notes is December 26, 2013.  The Secured Notes are convertible into shares of common stock at any time at the discretion of the investor at an initial conversion price per share of $0.50, subject to adjustment for stock splits, stock dividends and other similar transactions, and to possible price anti-dilution adjustments.  Our obligations under the Secured Notes and the other transaction agreements are guaranteed by our principal subsidiaries, and are secured by a security interest in substantially all of our assets and those of the subsidiaries, pursuant to a Security Agreement. The common stock purchase warrants have a term of five years and have an excercise price of $0.715 per share, subject to adjustment.